Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Trade and other payables [Text Block]

13. Trade and other payables

	Dec. 31, 2019	Dec. 31, 2018
Trade payables	$68,742	$61,395
Accruals and payables	80,375	68,386
Accrued interest	34,603	34,662
Exploration and evaluation payables	884	185
Statutory payables	7,800	7,324
	$192,404	$171,952

Accruals and payables include operational and capital costs and employee benefit amounts owing.